NOTE 14: EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
EQUITY

NOTE 14: EQUITY

a)	Authorized share capital

•	Unlimited number of common shares without nominal or par value.

The Company had the following common share transactions during the year ended December 31, 2018:

•	On April 19, 2018, as part of the Transaction (note 5), the common shares of Adira were consolidated at a ratio of 20:1. In addition, the Company issued 2,544,075 common shares at a deemed price of C$0.31 ($0.24) per share for purchase consideration of $614,415.

•	On April 23, 2018, pursuant to the conversion of 11,373,368 units of convertible debentures with a face value of $2,089,495, the Company issued 11,373,368 common shares and 11,373,368 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.30 (C$0.39) per share for a period of two years following the closing date of the conversion (note 13).

•	On April 23, 2018, pursuant to the conversion of $50,000 in promissory notes payable, the Company issued 268,817 common shares and 268,817 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.30 (C$0.39) per share for a period of two years following the closing date of the conversion (note 13).

•	On April 23, 2018, pursuant to a shareholder rights offering financing, the Company issued 8,443,473 common shares at a price of $0.24 (C$0.31) per share for gross proceeds of $2,020,357 (C$2,617,477).

•	On June 11, 2018, pursuant to a marketing services agreement, the Company issued 2,000,000 units at a deemed price of C$0.31 ($0.24) per unit for total fair value consideration of C$620,000 ($477,180). Each unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of C$0.36 ($0.28) per share for a period of two years following the closing date of the financing. Subsequent to issuing the units, the Company cancelled the marketing services agreement due to non-performance of services by the marketing company. The units remained outstanding at December 31, 2018, subsequent to which the Company obtained from the holder the certificates of all 2,000,000 common shares and 2,000,000 common share purchase warrants. The Company is in the process of cancelling these securities.

•	On June 11, 2018, pursuant to obligations under employment contract, the Company issued 2,000,000 common shares to the former CEO, for a deemed value of $0.24 (C$0.31) per common share for total consideration paid to the former CEO of $477,180 (C$620,000) (note 18, 19).

•	On October 23, 2018, pursuant to the conversion of $122,030 notes payable, the Company issued 517,132 units. Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.28 (C$0.36) per share for a period of twelve months following the closing date of the conversion (note 13).

•	On October 23, 2018, pursuant to a private placement financing, the Company issued 312,903 units for $0.24 (C$0.31) per unit for gross proceeds of $71,938 (C$97,000). Each unit is comprised of one common share and one common share purchase warrant. Each warrant entitles the holder to acquire one common share at a price of $0.28 (C$0.36) per share for a period of twelve months following the closing date of the financing (note 13).

•	On October 23, 2018, the Company issued 423,076 common shares at a deemed price of C$0.29 ($0.22) per common share for services received for total fair value consideration of C$120,000 ($92,856).

•	On October 23, 2018, pursuant to restructuring, the Company issued 1,204,851 common shares for $0.18 (C$0.23) per common share.

•	On December 14, 2018, pursuant to the conversion of 422,678 units of convertible debentures with a face value of $57,980 (C$75,060), the Company issued 422,678 common shares and 422,678 common share purchase warrants. Each warrant entitles the holder to acquire one common share at a price of $0.14 (C$0.19) per share for a period of two years following the closing date of the conversion (note 13).

The Company had the following common share transactions during the year ended December 31, 2017:

•	In January 2017, pursuant to a shareholder rights offering financing, the Company issued 32,237,225 common shares for $0.0094 per common share for gross proceeds of $302,244 (C$375,000).

At December 31, 2018, there were 77,847,598 issued and outstanding common shares (December 31, 2017 - 48,337,225). The Company does not currently pay dividends and entitlement will only arise upon declaration.

b)	Share options

The Company has an incentive share option plan (“the plan”) in place under which it is authorized to grant share options to executive officers, directors, employees and consultants. The plan allows the Company to grant share options up to a maximum of 10.0% of the number of issued shares of the Company.

Share option transactions and the number of share options outstanding during the years ended December 31, 2018 and 2017, are summarized as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2015	–	–
Granted	1,250,000	C$0.10
Outstanding, December 31, 2016	1,250,000	C$0.10
Granted	2,050,000	C$0.10
Outstanding, December 31, 2017	3,300,000	C$0.10
Granted	4,300,000	C$0.38
Outstanding, December 31, 2018	7,600,000	C$0.25
Exercisable, December 31, 2018	5,650,000	C$0.30

Share options outstanding and exercisable at December 31, 2018, are as follows:

Exercise price (C$)	Number of options outstanding	Weighted average exercise price (C$)	Weighted average life of options (years)	Number of options exercisable	Weighted average exercise price (C$)	Weighted average life of options (years)
0.10	3,300,000	0.10	2.55	1,600,000	0.10	2.95
0.26	450,000	0.26	4.80	200,000	0.26	4.80
0.38	3,850,000	0.38	4.40	3,850,000	0.38	4.40
	7,600,000	0.25	3.85	5,650,000	0.30	4.00

	Years ended December 31,
	2018	2017	2016
Risk-free interest rate	2.19% - 2.37%	0.76%	–
Expected life	5 years	5 years	–
Expected volatility	100.0%	100.0%	–
Forfeiture rate	0.0%	0.0%	–
Dividend rate	0.0%	0.0%	–

The fair value of share options recognized as an expense during the year ended December 31, 2018, was $892,417 (year ended December 31, 2017 - $5,433). The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2018 and 2017:

The risk-free rate of periods within the expected life of the share options is based on the Canadian government bond rate. The annualized volatility and forfeiture rate assumptions are based on historical results.

c)	Share purchase warrants

Share purchase warrant transactions and the number of share purchase warrants outstanding during the years ended December 31, 2018 and 2017, are summarized as follows:

	Number of share options	Weighted average exercise price
Outstanding, December 31, 2017, 2016 and 2015	–	–
Granted (1)	627,378	C$0.31
Outstanding, December 31, 2018	627,378	C$0.31
Exercisable, December 31, 2018	627,378	C$0.31

(1)	On April 23, 2018, as part of the Transaction, the Company issued 627,378 share purchase warrants to agents involved in the transaction. The share purchase warrants have an exercise price of $0.24 (C$0.31).

The fair value of share purchase warrants recognized in reserves during the year ended December 31, 2018, was $80,280 (year ended December 31, 2017 and 2016 - $nil). The following are the assumptions used for the Black Scholes option pricing model valuation of share options granted during the years ended December 31, 2018, 2017 and 2016:

	Years ended December 31,
	2018	2017	2016
Risk-free interest rate	1.87%	–	–
Expected life	2 years	–	–
Expected volatility	100.0%	–	–
Forfeiture rate	0.0%	–	–
Dividend rate	0.0%	–	–